December 1, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Attn:	Office of Filings, Information and Consumer Services

Re:	Smith Barney Institutional Cash Management Fund, Inc. (the
"Company")
	File Nos. 033-90952 and 811-09012

Gentlemen:

The filing made on November 21, 2000 pursuant to Rule 497(e) under the Securities Act of 1933, (Accession Number 91155-00-
000685) was made in error. Please disregard the filing and remove it from the EDGAR database.

Please return an electronic transmittal as evidence of receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (212) 783-7112.

								Very truly yours,

								/s/Robert Galvin

								Robert Galvin

								Paralegal